Average Annual Total Returns - FidelitySAIInflation-FocusedFund-PRO - FidelitySAIInflation-FocusedFund-PRO - Fidelity SAI Inflation-Focused Fund	Sep. 28, 2024
Fidelity SAI Inflation-Focused Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.90%)
Past 5 years	7.27%
Since Inception	6.81%	[1]
Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.72%)
Past 5 years	3.15%
Since Inception	2.73%	[1]
Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.02%)
Past 5 years	4.01%
Since Inception	3.66%	[1]
IXTQP
Average Annual Return:
Past 1 year		[2]
Past 5 years
Since Inception
IXTJX
Average Annual Return:
Past 1 year	(11.50%)
Past 5 years	6.38%
Since Inception	5.79%
DJ010
Average Annual Return:
Past 1 year	(7.91%)
Past 5 years	7.23%
Since Inception	6.62%

[1]	A From December 20, 2018 .
[2]	B The inception date for the index was July 18, 2023 and a full calendar year of returns is not available.